RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Merger agreement commitment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Percentage of share capital held in Escrow by Altshuler Shaham Trusts Ltd.	40.00%	40.00%